Schedule of geographical areas (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenues	$ 63		$ 16	$ 4,055	$ 10,160
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total revenues	63			2,591	8,670
NETHERLANDS
IfrsStatementLineItems [Line Items]
Total revenues			$ 16	$ 1,464	$ 1,490
UNITED STATES
IfrsStatementLineItems [Line Items]
Total revenues